Maturities of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 218,750
2014	218,750
2015	1,318,750
2016
2017	$ 500,000